Business Combinations, Divestiture and Private Placement	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about business combination [abstract]
Business Combinations, Divestiture and Private Placement	BUSINESS COMBINATIONS, DIVESTITURE AND PRIVATE PLACEMENT
Matricis Informatique Inc.
Overview
On October 1, 2019, the Company acquired 100% of the issued and outstanding shares of Matricis Informatique Inc. (“Matricis’) (the “Matricis Acquisition”), a Canadian consulting firm specializing in advanced applications and systems using techniques derived from the Internet of Things (IoT), Artificial Intelligence (AI), a combination of the aforementioned (AIoT), as well as operational intelligence in the healthcare, industrial, and financial sectors.
The Matricis Acquisition was completed for total consideration of $7,200,000, consisting of $3,600,000 in cash, payable in two equal instalments on October 1, 2019, subject to working capital adjustments and other adjustments as necessary, and October 1, 2022 and $3,600,000, in aggregate, in share consideration payable by way of 947,292 Subordinate Voting Shares, of which 473,646 were issued on October 1, 2019 and 473,646 will be issued in equal portions on October 1, 2020, 2021 and 2022. The Subordinate Voting Shares to be issued on October 1, 2020 and subsequently, having a value of $1,800,000, in aggregate, will be recognized as share-based compensation over three years.
The fair value of the assets acquired, liabilities assumed, and the purchase consideration is preliminary pending completion of their valuation. Should new information, obtained within one year of the date of acquisition, about the facts and circumstances that existed at the date of the Matricis Acquisition, result in adjustments to the below amounts, or require additional provisions for conditions that existed at the date of the Matricis Acquisition, the fair value will then be revised. The Matricis Acquisition is being accounted for using the acquisition method of accounting.
For the year ended March 31, 2020, the Company incurred acquisition-related costs of approximately $157,000. These costs have been recorded in the consolidated statement of operations in business acquisitions and integration costs.
3. BUSINESS COMBINATIONS, DIVESTITURE AND PRIVATE PLACEMENT (CONT’D)
Purchase Price Allocation
The preliminary allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Matricis	$
Current assets
Cash	467
Accounts receivable and other receivables	584
Unbilled revenue	288
Prepaids	94
1,433
Non-current assets
Property and equipment	85
Tax credits receivable	1,059
Deferred tax assets	111
Intangibles	1,820
Goodwill	2,566
Total assets acquired	7,074

Current liabilities
Accounts payable and accrued liabilities	596
Deferred revenue	415
Current portion of long-term debt	544
1,555
Non-current liabilities
Deferred lease inducements	6
Deferred tax liabilities	624
Total liabilities assumed	2,185

Net assets acquired	4,889

Goodwill
The goodwill recognized consists mainly of the future economic value attributable to the profitability of the acquired business, as well as its workforce. The Company does not expect any of the goodwill to be deductible for income tax purposes.
3. BUSINESS COMBINATIONS, DIVESTITURE AND PRIVATE PLACEMENT (CONT’D)
Consideration paid
The following table summarizes the acquisition date fair value of each class of consideration:

Acquisition of Matricis	$
Cash paid	1,578
Issuance of 473,646 Subordinate Voting Shares (note 12)	1,800
Balance of purchase payable (note 10)	1,511
Total consideration	4,889

Matricis’ contribution to the Group’s results
The Matricis business contributed revenues of approximately $2,497,000, a gross margin of $1,100,000 and a loss before income taxes of $84,000 to the Group for the period October 1, 2019 to March 31, 2020. If the acquisition had occurred on April 1, 2019, consolidated pro-forma revenue, gross margin and loss before income taxes for the year ended March 31, 2020 would have been $4,824,000, $2,028,000 and $144,000, respectively. These amounts have been calculated using Matricis’ results and adjusting for:
•differences in accounting policies between the Group and Matricis;
•the removal of transaction costs incurred by Matricis from April 1, 2019 to September 30, 2019; and
•the additional amortization that would have been charged assuming the fair value adjustments to intangibles had been applied from April 1, 2019.
Alithya Travercent LLC
Overview
On December 13, 2019, the Company acquired 100% of the issued and outstanding membership interest of Travercent LLC (the “Travercent Acquisition”), a US-based cloud-focused Enterprise Resource Planning (“ERP”) consulting group specialized in the healthcare sector, now known as Alithya Travercent LLC (“Alithya Travercent”). Alithya Travercent's competencies include implementing Oracle's cloud ERP, Human Capital Management (“HCM”), Enterprise Performance Management (“EPM”) and Business Intelligence (“BI”) applications. Alithya Travercent has also developed a cloud solution named CAPSURE RFTM, an Oracle cloud extension that optimizes material management processes, of healthcare providers, for supply chain management and point of use.
The Travercent Acquisition was completed for total consideration of US$19,500,000 ($25,802,849), consisting of US$13,650,000 ($18,061,994), in cash, payable in two equal instalments on December 13, 2019, subject to working capital and other adjustments as necessary, and December 13, 2022 and US$5,850,000 ($7,740,855), in aggregate, in share consideration payable by way of Subordinate Voting Shares, of which 1,274,510 were issued on December 13, 2019 (the "Closing Share Consideration") with a value of US$2,925,000 ($3,870,427) and a number of Subordinate Voting Shares on each of December 13, 2020, 2021 and 2022 equal to US$975,000 ($1,290,142) divided by the volume weighted average trading price of Subordinate Voting Shares on the TSX prior to each such issuance as determined in the purchase agreement. If such subsequent price of the Subordinate Voting Shares is lower than the price used for the Closing Share Consideration, the Company has the option of paying each such amount in cash. The Subordinate Voting Shares to be issued on December 13, 2020 and subsequently, having a value of US$2,925,000 ($3,870,427), in aggregate, will be recognized as share-based compensation over three years.
3. BUSINESS COMBINATIONS, DIVESTITURE AND PRIVATE PLACEMENT (CONT’D)
The fair value of the assets acquired, liabilities assumed, and the purchase consideration is preliminary pending completion of their valuation. Should new information, obtained within one year of the date of acquisition, about the facts and circumstances that existed at the date of the Travercent Acquisition, result in adjustments to the below amounts, or require additional provisions for conditions that existed at the date of the Travercent Acquisition, the fair value will then be revised. The Travercent Acquisition is being accounted for using the acquisition method of accounting.
For the year ended March 31, 2020, the Company incurred acquisition-related costs of approximately $565,000. These costs have been recorded in the consolidated statement of operations in business acquisitions and integration costs.
Purchase Price Allocation
The preliminary allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Alithya Travercent	$
Current assets
Cash	2,118
Accounts receivable and other receivables	1,391
Unbilled revenue	1,458
Prepaids	49
5,016
Non-current assets
Intangibles	15,720
Goodwill	3,374
Total assets acquired	24,110

Current liabilities
Accounts payable and accrued liabilities	1,331
Deferred revenue	2,301
Total liabilities assumed	3,632

Net assets acquired	20,478

3. BUSINESS COMBINATIONS, DIVESTITURE AND PRIVATE PLACEMENT (CONT’D)
Goodwill
The goodwill recognized consists mainly of the future economic value attributable to the profitability of the acquired business, as well as its workforce and expertise. The amount of goodwill is expected to be deductible for income tax purposes.
Consideration paid
The following table summarizes the acquisition date fair value of each class of consideration:

Acquisition of Alithya Travercent	$
Cash paid	8,958
Issuance of 1,274,510 Subordinate Voting Shares (note 12)	3,870
Balance of purchase payable (note 10)	7,650
Total consideration	20,478

Alithya Travercent’s contribution to the Group’s results
The Alithya Travercent business contributed revenues of approximately $4,833,000, a gross margin of $1,909,000 and a profit before income taxes of $1,029,000 to the Group for the period December 13, 2019 to March 31, 2020. If the acquisition had occurred on April 1, 2019, consolidated pro-forma revenue, gross margin and profit before income taxes for the year ended March 31, 2020 would have been $15,789,000, $6,329,000 and $4,319,000, respectively. These amounts have been calculated using Alithya Travercent’s results and adjusting for:
•differences in accounting policies between the Group and Alithya Travercent;
•the removal of transaction costs incurred by Alithya Travercent from April 1, 2019 to December 12, 2019; and
•the additional amortization that would have been charged assuming the fair value adjustments to intangibles had been applied from April 1, 2019.
Askida
Overview
On February 1, 2020, the Company acquired 100% of the issued and outstanding shares of Group Askida Inc., now known as Alithya Askida Solutions Inc., and Askida Consulting Services Inc., now known as Alithya Askida Consulting Services Inc. (collectively “Askida”) (the “Askida Acquisition”), a Canadian group with expertise in software quality assurance tools and services, as well as in development and modernization of custom applications.
The Askida Acquisition was completed for total consideration of $16,000,000, consisting of $11,655,000, in cash payable in two instalments as follows: $8,396,250 on February 1, 2020, subject to working capital adjustments, and $3,258,750 on February 1, 2022, plus $4,345,000, in aggregate, in share consideration payable by way of the issuance of 1,200,765 Subordinate Voting Shares, of which 600,384 were issued on February 1, 2020 and 300,189 and 300,192 to be issued on February 1, 2021 and 2022, respectively. The Subordinate Voting Shares to be issued on February 1, 2021 and 2022, having a stated value of $2,172,500, in aggregate, will be recognized as share-based compensation over two years.
3. BUSINESS COMBINATIONS, DIVESTITURE AND PRIVATE PLACEMENT (CONT’D)
The fair value of the assets acquired, liabilities assumed, and the purchase consideration is preliminary pending completion of their valuation. Should new information, obtained within one year of the date of acquisition, about the facts and circumstances that existed at the date of the Askida Acquisition, result in adjustments to the below amounts, or require additional provisions for conditions that existed at the date of the Askida Acquisition, the fair value will then be revised. The Askida Acquisition is being accounted for using the acquisition method of accounting.
For the year ended March 31, 2020, the Company incurred acquisition-related costs of approximately $265,000. These costs have been recorded in the consolidated statement of operations in business acquisitions and integration costs.
3. BUSINESS COMBINATIONS, DIVESTITURE AND PRIVATE PLACEMENT (CONT’D)
Purchase Price Allocation
The preliminary allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Askida	$
Current assets
Cash	616
Accounts receivable and other receivables	4,324
Unbilled revenue	581
Tax credits receivable	2,709
Prepaids	229
8,459
Non-current assets
Tax credits receivable	956
Property and equipment	244
Right-of-use assets	193
Intangibles	8,410
Goodwill	4,324
Total assets acquired	22,586

Current liabilities
Line of credit	1,022
Demand loan	2,131
Accounts payable and accrued liabilities	1,789
Income taxes payable	62
Deferred revenue	318
Current portion of lease liabilities	84
Current portion of long-term debt	561
5,967
Non-current liabilities
Lease liabilities	109
Deferred tax liabilities	3,024
Total liabilities assumed	9,100

Net assets acquired	13,486

3. BUSINESS COMBINATIONS, DIVESTITURE AND PRIVATE PLACEMENT (CONT’D)
Goodwill
The goodwill recognized consists mainly of the future economic value attributable to the profitability of the acquired business, as well as its workforce. The Company does not expect any of the goodwill to be deductible for income tax purposes.
Consideration paid
The following table summarizes the acquisition date fair value of each class of consideration paid:

Acquisition of Askida	$
Cash paid	8,396
Issuance of 600,384 Subordinate Voting Shares (note 12)	2,173
Balance of purchase payable (note 10)	2,917
Total consideration transferred	13,486

Askida’s contribution to the Group’s results
The Askida business contributed revenues of approximately $1,708,000, a gross margin of $210,000 and a loss before income taxes of $499,000 to the Group for the period February 1, 2020 to March 31, 2020. If the acquisition had occurred on April 1, 2019, consolidated pro-forma revenue, gross margin and loss before incomes taxes for the year ended March 31, 2020 would have been $12,465,000, $3,914,000 and $87,000, respectively. These amounts have been calculated using Askida’s results and adjusting for:
•differences in accounting policies between the Group and Askida;
•the removal of transaction costs incurred by Askida from April 1, 2019 to January 31, 2020; and
•the additional amortization that would have been charged assuming the fair value adjustments to intangibles had been applied from April 1, 2019.
Zero2Ten EMEA Limited
On October 2, 2019, Alithya Zero2Ten, Inc. an indirect wholly-owned subsidiary of the Company, sold 100% of the issued and outstanding shares of its wholly-owned subsidiary, Zero2Ten EMEA Limited (“Alithya UK”), for total cash consideration of GBP£800,000 (approximately $1,302,000), of which GBP£350,000 (approximately $570,000) was paid on October 2, 2019, and a balance of sale receivable of GBP£450,000 (approximately $791,000 ), was due on April 1, 2020 and is recorded in accounts receivable and other receivables. The balance of sale receivable was received on April 1, 2020.
3. BUSINESS COMBINATIONS, DIVESTITURE AND PRIVATE PLACEMENT (CONT’D)
The divestiture of Alithya UK resulted in a gain on disposal of subsidiary as follows:

Divestiture of Zero2Ten EMEA Limited	$
Consideration received in cash	565
Balance of sale receivable	728
Total consideration	1,293
Net assets divested	612
Gain on sale of subsidiary	681

Alithya USA, Inc. (formerly Edgewater Technology, Inc.)
Overview
On March 15, 2018, the Company, Old Alithya, Edgewater, and U.S. Merger Sub, entered into an arrangement agreement, as amended on September 10, 2018 and October 17, 2018 (the “Arrangement Agreement”).
On November 1, 2018, and pursuant to the terms of the Arrangement Agreement, among other things, (i) the Company acquired Old Alithya, by way of a statutory plan of arrangement under the Business Corporations Act (Québec) (the “Arrangement”), and (ii) U.S. Merger Sub merged with and into Edgewater, with Edgewater being the surviving corporation (the “Merger”). The Arrangement and the Merger are, collectively referred to herein, as the “Edgewater Transaction”.
As consideration for the Arrangement, former shareholders of Old Alithya received, for each common share of Old Alithya (“Old Alithya Common Shares”), held immediately prior to the Edgewater Transaction, one newly issued Subordinate Voting Share and, for each multiple voting share of Old Alithya (“Old Alithya Multiple Voting Shares”) held immediately prior to the Edgewater Transaction, one newly issued Class B multiple voting share of the Company (the “Multiple Voting Shares”). As consideration for the Merger, former shareholders of Edgewater received, for each share of common stock of Edgewater (“Edgewater Common Stock”) held immediately prior to the Edgewater Transaction, 1.1918 Subordinate Voting Shares of the Company.
Following completion of the Edgewater Transaction, former shareholders of Old Alithya and Edgewater became shareholders of the Company, and each of Old Alithya and Edgewater became wholly-owned subsidiaries of the Company.
In connection with the Edgewater Transaction, and pursuant to the terms of the Arrangement Agreement, Edgewater declared to the Edgewater shareholders of record immediately prior to the closing date of the Edgewater Transaction, a special dividend equal to US $1.15 per share, approximately $22,108,000 (US $16,840,000), in aggregate, in cash. In addition, the exercise price of Edgewater stock options outstanding, immediately prior to the closing date of the Edgewater Transaction, was reduced by the special dividend amount of US $1.15 per stock option and, upon completion of the Edgewater Transaction, divided by the 1.1918 equity exchange ratio.
The Edgewater Transaction was approved by the respective shareholders of Old Alithya and Edgewater on October 25, 2018 and October 29, 2018, respectively.
3. BUSINESS COMBINATIONS, DIVESTITURE AND PRIVATE PLACEMENT (CONT’D)
On October 30, 2018, Old Alithya closed a private placement, where an aggregate 11,736,055 subscription receipts were issued at a price of $4.50 per subscription receipt (the “Offering”). Each subscription receipt automatically converted into an Old Alithya common share, immediately prior to the close of the Edgewater Transaction, and then exchanged for one Subordinate Voting Share of the Company, pursuant to the Arrangement Agreement. The net proceeds of the Offering were used to reduce indebtedness, fund future growth initiatives and for general corporate purposes. Costs related to the share issuance under the private placement, for the year ended March 31, 2019 of $2,764,885, net of deferred income taxes of $714,000 have been recorded in equity as share issue costs.
Purchase Price Allocation
Old Alithya is considered as the acquirer of Edgewater, as the Company was formed only to issue equity instruments to effect the Edgewater Transaction. In addition, Old Alithya shareholders held the majority of the voting rights of the Company once the Edgewater Transaction was completed. The Edgewater Transaction constituted a business combination as Edgewater meets the definition of a business. Since Old Alithya was considered the acquirer, the consolidated financial statements are presented as a continuation of Old Alithya. As such, the 2018 comparative figures presented in these consolidated financial statements are those of Old Alithya. The assets acquired and the liabilities assumed were recorded at their fair value at the time of the closing of the Edgewater Transaction, being November 1, 2018.
For the year ended March 31, 2019, the Company incurred acquisition-related costs of approximately $3,929,908. These costs have been recorded in the consolidated statements of operations in business acquisitions and integration costs.
3. BUSINESS COMBINATIONS, DIVESTITURE AND PRIVATE PLACEMENT (CONT’D)
The allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Edgewater
Current assets
Cash	24,869
Accounts receivable and other receivables	27,705
Income taxes receivable	1,770
Unbilled revenue	1,741
Prepaids	1,076
57,161
Non-current assets
Property and equipment	510
Intangibles	39,410
Goodwill	47,161
Total assets acquired	144,242

Current liabilities
Line of credit	15,749
Accounts payable and accrued liabilities	22,312
Dividend payable	22,108
Deferred revenue	3,751
63,920
Non-current liabilities
Deferred lease inducements	64
Deferred tax liabilities	1,322
Total liabilities assumed	65,306

Net assets acquired	78,936

Identifiable net assets
The fair value of the accounts receivable and other receivables acquired as part of the acquired business amounted to $27,705,000, with a gross contractual amount of $28,500,000. As at the acquisition date, the Group’s best estimate of the contractual cash flow not expected to be collected amounted to $795,000.
Goodwill
The goodwill recognized consists mainly of the future economic value attributable to the profitability of the acquired business, work force and expected synergies from integrating Edgewater into the Group’s existing business. The goodwill will not be deductible for tax purposes.
3. BUSINESS COMBINATIONS, DIVESTITURE AND PRIVATE PLACEMENT (CONT’D)
Consideration transferred
The following table summarizes the acquisition date fair value of each major class of consideration transferred:

$
Issuance of 17,458,348 shares (note 12)	78,364
Stock-based payments	572
Total consideration transferred	78,936

The subscription receipt issue price, under the private placement, of $4.50 per subscription receipt, having been determined with third-party investors, can be a reasonable reference for the fair value of the shares issued.
Following the closing of the Edgewater Transaction, the issued and outstanding stock options of Edgewater were converted (note 12) into stock options of the Company and are deemed to be issued as part of the consideration of the Edgewater Transaction. Their fair value has been estimated at $572,000 using the Black-Scholes option pricing model with the following assumptions:

Weighted average assumptions
Share price	$4.94
Exercise price	$3.52 – $7.61
Risk-free interest rate	1.72% – 2.37%
Expected volatility*	30%
Dividend yield	—
Expected option life (years)	0.04 – 3.19

* Determined on the basis of observed volatility in publicly traded companies operating in similar industries.
Edgewater’s contribution to the Group’s results
The Edgewater business contributed revenues of approximately $50,229,000, a gross margin of $19,401,000 and a loss before income taxes of $2,097,000 to the Group for the period November 1, 2018 to March 31, 2019. If the acquisition had occurred on April 1, 2018, consolidated pro-forma revenue and loss before income taxes for the year ended March 31, 2019 would have been $282,386,000 and $17,296,000, respectively. These amounts have been calculated using Edgewater’s results and adjusting for:
•differences in the accounting policies between the Group and its subsidiaries;
•the removal of results from a business segment not acquired;
•the removal of transaction costs incurred by Edgewater from April 1, 2018 to November 1, 2018; and
•the additional amortization that would have been charged assuming the fair value adjustments to intangibles had been applied from April 1, 2018.